Shareholder Fees	Dec. 22, 2025 USD ($)
Schwab High Yield Bond ETF | Schwab High Yield Bond ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0
Schwab Mortgage-Backed Securities ETF | Schwab Mortgage-Backed Securities ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab International Dividend Equity ETF | Schwab International Dividend Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab International Equity ETF | Schwab International Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab International Small-Cap Equity ETF | Schwab International Small-Cap Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab Emerging Markets Equity ETF | Schwab Emerging Markets Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Broad Market ETF | Schwab U.S. Broad Market ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab 1000 Index ETF | Schwab 1000 Index ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Large-Cap ETF | Schwab U.S. Large-Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Large-Cap Growth ETF | Schwab U.S. Large-Cap Growth ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Large-Cap Value ETF | Schwab U.S. Large-Cap Value ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Mid-Cap ETF | Schwab U.S. Mid-Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Small-Cap ETF | Schwab U.S. Small-Cap ETF
Prospectus [Line Items]
Shareholder Fee, Other	0
Schwab U.S. Dividend Equity ETF | Schwab U.S. Dividend Equity ETF
Prospectus [Line Items]
Shareholder Fee, Other	$ 0